Inventory - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory [Abstract]
Inventory
Inventory consisted of the following at June 30, 2016, and December 31, 2015:
	June 30, 2016	December 31, 2015
Finished goods	$6,268,570	$—
Work in-process	$22,663,323	$12,447,088
Inventory	$28,931,893	$12,447,088
Inventory consisted of the following at December 31, 2015 and 2014:
	2015	2014
Work in-process	$12,447,088	$16,688,682
Finished goods	—	2,355,795
Inventory	$12,447,088	$19,044,477